Registration Nos. 33-81800
                                                                        811-8644


      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7                                               /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 9                                                              /X/
(Check appropriate box or boxes)

                            VARIABLE INSURANCE FUNDS
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-257-5872


                                Keith T. Robinson
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                                  Walter Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035



It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(1)
[ ] on (date)  pursuant  to  paragraph  (a)(1)
[X] 75 days  after  filing  pursuant  to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This post-effective amendment no. 7 to the Registrant's registration statement on Form N-1A (File Nos. 33-81800 and 811-8644) (the "Registration Statement") incorporates by reference: (i) the prospectuses for the BB&T Growth and Income Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, each dated May 1, 1999, as filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 497 under the Securities Act of 1933 on May 5, 1999; (ii) the prospectuses for BB&T Capital Manager Fund and AmSouth Regional Equity Fund, each dated May 1, 1999, as filed with the SEC pursuant to Rule
485(b) under the Securities Act of 1933 on April 1, 1999; and (iii) the statement of additional information describing the BB&T Growth and Income Fund, BB&T Capital Manager Fund, AmSouth Regional Equity Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, dated May 1, 1999, as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on May 13, 1999.

                      HSBC Variable Growth and Income Fund
                         HSBC Variable Fixed Income Fund
                       HSBC Variable Cash Management Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-634-2536

This prospectus describes three mutual funds offered by Variable Insurance Funds (the "Trust"):

o HSBC Variable Growth and Income Fund, which seeks long-term growth of capital and current income by investing primarily in common stocks, preferred stocks, and convertible securities.

o HSBC Variable Fixed Income Fund, which seeks high current income consistent with appreciation of capital by investing primarily in fixed income securities.

o HSBC Variable Cash Management Fund, which seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in short-term, high quality money market instruments.

The Funds' goals and investment programs are described in more detail inside. HSBC Asset Management Americas Inc. ("HSBC") serves as the Funds' investment adviser.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and HSBC.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                    The date of this prospectus is October 1, 1999.


                                TABLE OF CONTENTS



RISK/RETURN SUMMARIES AND FUND EXPENSES..............          MANAGEMENT OF THE FUNDS..............................

   HSBC VARIABLE  GROWTH AND INCOME FUND.............             INVESTMENT ADVISER................................
   HSBC VARIABLE FIXED INCOME FUND...................             PORTFOLIO MANAGERS................................
   HSBC VARIABLE CASH MANAGEMENT FUND................             ADMINISTRATOR AND DISTRIBUTOR.....................
                                                                  SERVICING AGENTS..................................
INVESTMENT OBJECTIVES AND STRATEGIES.................             YEAR 2000.........................................

   HSBC VARIABLE GROWTH AND INCOME FUND..............             TAXATION..........................................
   HSBC VARIABLE FIXED INCOME FUND...................
   HSBC VARIABLE CASH MANAGEMENT FUND................

RISK CONSIDERATIONS..................................             GENERAL INFORMATION...............................

                                                                  DESCRIPTION OF THE TRUST AND ITS SHARES...........
VALUATION OF SHARES..................................             SIMILAR FUND PERFORMANCE INFORMATION..............
                                                                  MISCELLANEOUS.....................................
PURCHASING AND REDEEMING SHARES......................


                     RISK/RETURN SUMMARIES AND FUND EXPENSES

HSBC Variable Growth and Income Fund

Investment Objective

The Growth and Income Fund seeks long-term growth of capital and current income.

Principal Investment Strategies

Under normal market conditions, the Growth and Income Fund will invest primarily in common stocks, preferred stocks, and convertible securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments.

HSBC selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, HSBC uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

Principal Investment Risks

An investment in the Growth and Income Fund entails risk, including possible loss of the principal amount invested. The principal risks of investing in the Fund include:

o Market Risk. The value of the Fund's investments will fluctuate as the stock market fluctuates, sometimes rapidly and unpredictably, and securities prices overall may decline over short or longer-term periods. This risk may be particularly acute for the Fund's investments in common stocks. Because the value of the Fund's investments will fluctuate with market conditions, so will the value of an investment in the Fund. Additionally, there is the risk that stocks selected because they represent value will remain undervalued or out of favor.

o Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in income-producing, fixed income or debt securities, such as preferred stocks or convertible securities, generally will change in value inversely with changes in interest rates.

o Credit Risk. The issuer of a security may default or not be able to meet its financial obligations. This risk may be particularly acute for the Fund's investments in income-producing, fixed income or debt securities. The degree of risk for a particular security may be reflected in its credit rating.

o        Prepayment  Risk.  Risk that the  principal  amount of the  mortgage or other  asset  underlying  an  asset-backed  security  in which the Fund invests (if any) may be repaid prior to the bond's maturity date, which is  particularly  likely to occur if interest rates decline.  When such
         repayment  occurs,   no  additional   interest  will  be  paid  on  the
         investment,  and the Fund may be exposed to  potentially  lower returns upon subsequent reinvestment of the principal.

o Security-Specific Risk. An issuer of a portfolio investment may be uunable to achieve its earnings or growth expectations.

An investment in the Growth and Income Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Growth and Income Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Growth and Income Fund during the current fiscal year. These expenses are reflected in the share price of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees..................................................0.55%
         Other Expenses*................................................0.[  ]%
         Total Annual Fund Operating Expenses*............................[  ]%

---------------------
*[Other  expenses  currently are being limited to [ ]%. Total expenses after fee waivers and expense  reimbursements  are [ ]%. Investors will be notified of any material  revision  or  cancellation  of a fee waiver or expense  reimbursement, which may be terminated at any time at the option of the Fund.]

Expense Example

Use the  following  table to compare  fees and expenses of the Growth and Income
Fund to other investment companies. The table illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

  1 Year             3 Years

$ [   ]              $ [   ]



HSBC Variable Fixed Income Fund

Investment Objective

The Fixed Income Fund seeks high current income consistent with appreciation of capital.

Principal Investment Strategies

Under normal market conditions, the Fixed Income Fund will invest primarily in investment grade fixed income securities, which includes securities rated at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard and Poor's
Ratings Services ("S&P"), or securities of comparable quality.

HSBC selects securities based on various factors, including outlook for the economy and anticipated changes in interest rates and inflation. HSBC will consider selling those securities that no longer meet the Fund's criteria for investment.

Principal Investment Risks

An investment in the Fixed Income Fund entails risk, including possible loss of the principal amount invested. The principal risks of investing in the Fund include:

o Market Risk. The value of the Fund's investments will fluctuate as the securities market fluctuates, sometimes rapidly and unpredictably, and securities prices overall may decline over short or longer-term periods. Because the value of the Fund's investments will fluctuate with market conditions, so will the value of an investment in the Fund.

o        Interest Rate Risk.  Changes in interest rates will affect the value of the Fund's investments.  In particular, the Fund's investments in fixed income and debt  securities  generally  will change in value  inversely with changes in interest  rates.  Interest rate risk may be greater for the Fund's  investments  in  mortgage-related  securities  because when interest rates rise,  the maturities of these types of securities  tend
         to  lengthen,   and  the  value  of  the   securities   decreases  more
         significantly.

o Credit Risk. The issuer of a security may default or not be able to meet its financial obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that the Fund's investments will have their credit ratings downgraded.

o Prepayment Risk. The principal amount of the mortgage or other asset underlying as asset-backed security may be repaid prior to the bond's maturity date, which is particularly likely to occur if interest rates decline. When such repayment occurs, no additional interest will be paid on the investment, and the Fund may be exposed to potentially lower returns upon subsequent reinvestment of the principal.

An investment in the Fixed Income Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fixed Income Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fixed Income Fund during the current fiscal year. These expenses are reflected in the share price of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees...................................................0.55%
         Other Expenses*.................................................0.[  ]%
         Total Annual Fund Operating Expenses*.............................[  ]%

----------------------
*[Other  expenses  currently are being limited to [ ]%. Total expenses after fee waivers and expense  reimbursements  are [ ]%. Investors will be notified of any material  revision  or  cancellation  of a fee waiver or expense  reimbursement, which may be terminated at any time at the option of the Fund.]

Expense Example

Use the following table to compare fees and expenses of the Fixed Income Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

  1 Year             3 Years

  $ [   ]            $ [   ]


HSBC Variable Cash Management Fund

Investment Objective

The Cash Management Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Cash Management Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund pursues its investment objective by investing in short-term, high quality money market instruments.
Under normal market conditions, the Cash Management Fund invests primarily in high quality obligations of banks, the U.S. Government, and corporations. The
Fund may concentrate its investments in bank obligations.

Principal Investment Risks

An investment in the Cash Management Fund entails investment risk. The principal risks of investing in the Fund include:

o Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments generally will change in value inversely with changes in interest rates.

o Credit Risk. The issuer of a security may default or not be able to meet its financial obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have their credit ratings downgraded.

Although the Cash Management Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Cash Management Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Cash Management Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Cash Management Fund during the current fiscal year. These expenses are reflected in the share price of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees...................................................0.35%
         Other Expenses*.................................................0.[  ]%
         Total Annual Fund Operating Expenses*.............................[  ]%

--------------------
*[Other  expenses  currently are being limited to [ ]%. Total expenses after fee waivers and expense  reimbursements  are [ ]%. Investors will be notified of any material  revision  or  cancellation  of a fee waiver or expense  reimbursement, which may be terminated at any time at the option of the Fund.]

Expense Example

Use the following table to compare fees and expenses of the Cash Management Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

  1 Year             3 Years

  $ [   ]            $ [   ]







                      INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which HSBC acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund.
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

HSBC Variable Growth and Income Fund

The Growth and Income Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing primarily in common stocks, preferred stocks, and convertible securities. The
Fund may invest the balance of its assets in fixed income securities and money market instruments, including U.S. Government securities, corporate bonds, asset-backed and mortgage-backed securities, obligations of savings and loans and U.S. and foreign banks, commercial paper, and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's  managerial
strength,   competitive  position,  price  to  earnings  ratio,   profitability,
prospects for growth,  underlying  asset value and relative  market value.  HSBC uses quantitative and fundamental  research to identify stocks meeting either or both growth and income  criteria and selects  securities  for the portfolio that appear to be  undervalued.  The Fund may invest in securities  that appear to be undervalued  because the value or potential  for growth has been  overlooked  by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's  portfolio  income,  the Fund may invest in  securities  that provide current  dividends  or, in the opinion of HSBC,  have a potential  for  dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Growth and Income Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

HSBC Variable Fixed Income Fund

The Fixed Income Fund's investment objective is high current income consistent with appreciation of capital. The Fund normally invests primarily in fixed income securities. The Fund expects to maintain an average quality rating of its investment portfolio of Aa (Moody's) or AA (S&P), or equivalent quality. The
Fund currently has no policy with respect to its average portfolio maturity.

The Fixed Income Fund invests primarily in U.S. Government securities, corporate bonds, asset-backed and mortgage-backed securities, obligations of savings and loans and U.S. and foreign banks, commercial paper, and related repurchase agreements. The Fund also may invest in mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as variable and floating rate debt securities meeting its quality standards.

The Fixed Income Fund selects its investments based upon an analysis of various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating revoked or reduced below the Fund's quality standards, the Fund may continue to hold the security. In these circumstances, however, HSBC will consider whether the Fund should continue to hold the security. Lower rated and unrated securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

HSBC Variable Cash Management Fund

The  Cash  Management  Fund  seeks  as  high a level  of  current  income  as is consistent  with  preservation  of capital and liquidity.  The Fund invests in a broad range of short-term money market  instruments  including:  (i) obligations
issued   or   guaranteed   by  the   U.S.   Government   or  its   agencies   or
instrumentalities;  (ii) variable  rate demand and master  demand  notes;  (iii)
certain repurchase agreements; (iv) negotiable certificates of deposit, bankers'
acceptances,  time deposits,  and other obligations  issued or supported by U.S.
banks  (including  foreign  branches)  that have more than $1  billion  in total assets at the time of  investment;  (v) U.S.  dollar-denominated  obligations of foreign banks  (including  U.S.  branches)  which at the time of investment have more than $10 billion (or the  equivalent in other  currencies)  in total assets and branches or agencies in the United  States,  and which in the opinion of the
HSBC are of an investment  quality comparable to obligations of U.S. banks which may be purchased by the Fund and present  minimal credit risk; (vi) domestic and foreign commercial paper rated in the highest category by one or more nationally recognized  statistical rating organizations or rating agencies,  or if unrated, determined  to be of  comparable  quality by HSBC;  and (vii)  investment  grade corporate debt securities.

The Cash Management Fund may invest more than 25% of the current value of its total assets in domestic bank obligations (including bank obligations subject to repurchase agreements).

As a money market fund, the Cash Management  Fund must meet strict  requirements
on  the  investment  quality,   maturity,  and  diversification  of  the  Fund's
investments.  Under applicable law, the Cash Management Fund's  investments must have a remaining  maturity of no more than 397 days,  and its  investments  must maintain on average weighted maturity that does not exceed 90 days.





                               RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk (All Funds).

All of the Funds are subject,  to some degree,  to the risk that fluctuations in the  markets in which a Fund  invests  may affect the value of its  investments.
This risk is most  significant  for the Growth and Income  Fund,  which  invests primarily in stocks and other equity securities.  Although equities historically have  outperformed  other asset classes over the long term, their prices tend to fluctuate more  dramatically  over the shorter term.  These movements may result from factors affecting  individual  companies,  or from broader  influences like
changes  in  interest  rates,   market   conditions,   investor   confidence  or
announcements of economic, political or financial information. While potentially offering greater  opportunities for capital growth than larger, more established companies,  the  equities of smaller  companies  may be  particularly  volatile, especially during periods of economic uncertainty. These companies may face less certain  growth  prospects,  or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Growth and Income Fund and the Fixed Income Fund may invest in securities issued by foreign companies. In addition, the Cash Management Fund may invest in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk (All Funds).

Each Fund may invest in debt securities and fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Growth and Income Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

The Cash Management Fund invests only in short-term instruments, whose value is less affected by changes in interest rates than securities with longer maturities. However, it is possible that an increase in interest rates could change the Fund's share price.

Credit Risk (All Funds).

The Funds' investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Funds invest.
Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Funds' shares.

The Growth and Income and Fixed Income Fund may invest in lower rated debt obligations, and the Growth and Income Fund can invest in comparably rated convertible securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality.
Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent a Fund from selling a security at the time and price that would be most beneficial to the Fund.

The Cash Management Fund invests in highly-rated securities to minimize credit risk. Under applicable law, 95% of the Fund's holdings must be rated in the highest credit category for money market instruments, and the remaining 5% must be rated no lower than the second highest credit category.

Active Trading (Growth and Income Fund and Fixed Income Fund).

The Growth and Income Fund and Fixed Income Fund are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%, which generally is considered to be a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Fund and its shareholders.

Temporary Investments (Growth and Income Fund and Fixed Income Fund).

HSBC may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Concentration of Investments (Cash Management Fund).

To the extent that the Cash Management Fund concentrates its investments in the domestic banking industry, it may be impacted by economic and other factors affecting that industry, unlike other mutual funds that do not concentrate in bank obligations.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

                               VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined on each Business Day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the New York Stock Exchange ("NYSE") is open for trading.
Currently,  the NYSE is closed on the following holidays: New Year's Day, Martin
Luther King, Jr. Day, President's Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving and Christmas.  The Growth and Income Fund and the
Fixed Income Fund  determine  their net asset values as of the close of the NYSE
(generally 4:00 p.m., Eastern Time), while the Cash Management Fund determines its net asset value as of noon, Eastern Time.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Growth and Income Fund and the Fixed Income Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The Growth and Income Fund and Fixed Income Fund value their securities at market value. If market quotations are not available, the securities will be valued by a method that the Board of Trustees of the Trust believes accurately reflects fair value. The Cash Management Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and HSBC. Shares of a Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor of a purchase order or redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash.
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors  do not deal  directly  with the Funds to purchase  or redeem  shares.
Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Funds.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment  medium for both variable annuity  contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance  policies for which the Funds serve as an investment  medium might at some time be in conflict due to differences in
tax  treatment  or  other  considerations.   The  Board  of  Trustees  and  each
participating  insurance company would be required to monitor events to identify any material  conflicts  between  variable  annuity contract owners and variable life insurance policy owners,  and would have to determine what action,  if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance  company  participating  in a Fund  might be  required  to redeem  the investment of one or more of its separate  accounts  from the Fund,  which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time. In the event that a Fund ceases offering its shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees.

                             MANAGEMENT OF THE FUNDS

Investment Adviser

HSBC Asset Management Americas Inc., 140 Broadway, New York, NY, 10005, is the adviser for the Funds. HSBC manages more than $3.3 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

Under an investment advisory agreement between the Trust and HSBC, the Trust pays HSBC an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of the rates indicated below, or such amount as may from time to time be agreed upon in writing by the Trust and HSBC.







                                               Percentage of
                                           average daily net assets
---------------------------------------------------------------------

Growth and Income Fund                             .55%
---------------------------------------------------------------------

Fixed Income Fund                                  .55%
---------------------------------------------------------------------

Cash Management Fund                               .35%
---------------------------------------------------------------------

Portfolio Managers

Growth and Income  Fund:  Mr.  Fredric  Lutcher  III,  Managing  Director,  U.S.
Equities,  is responsible for the day-to-day management of the Growth and Income
Fund. Prior to joining HSBC in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Fixed Income Fund: Edward J. Merkle, Managing Director, Fixed Income Group, is responsible for the day-to-day management of the Fixed Income Fund and the Cash
Management  Fund.  Prior to  joining  HSBC in 1986,  Mr.  Merkle  served as Vice
President in the money management  division at Bradford Trust and was the Senior
Repo Trader at Shearson-American Express.

Administrator and Distributor

BISYS Fund Services Ohio,  Inc. is the  administrator  for the Funds,  and BISYS
Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has  adopted a plan  under  which up to 0.25% of each  Fund's  average daily net assets may be expended  for support  services  to  investors,  such as
establishing   and   maintaining   accounts  and  records,   providing   account
information,   arranging  for  bank  wires,  responding  to  routine  inquiries, forwarding  investor  communications,  assisting in the  processing of purchase, exchange and redemption  requests,  and assisting  investors in changing account designations  and  addresses.  For expenses  incurred and services  provided,  a financial  institution (or its affiliate)  providing these services  ("Servicing
Agent") may receive a fee from a Fund,  computed  daily and paid monthly,  at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable  insurance  contracts  owned by customers of the Servicing  Agent. A
Servicing  Agent may  periodically  waive all or a portion of its servicing fees with  respect to the Fund to increase the net income of the Fund  available  for distribution as dividends.

Year 2000

The services provided to the Funds by HSBC and the Funds' other service providers (collectively, the "Service Providers") are dependent on those Service
Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Providers' ability to handle securities trades, price securities, and conduct general account services on behalf of the Funds. The Trust is working with the Service
Providers  to take steps that are  reasonably  designed to address the Year 2000
Issue with respect to computer systems relied on by the Funds. The Trust believes that these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Funds and the Service
Providers. In addition, if the values of a Fund's investments are adversely affected by a Year 2000 problem, the net asset value of the Fund may be affected as well.

                                    TAXATION

To  comply  with  regulations  under the  Internal  Revenue  Code,  each Fund is required to diversify its investments.  Generally, each Fund will be required to diversify its  investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than
80% is represented by any three investments, and no more than 90% is represented by any  four  investments.  For  this  purpose,  securities  of a  given  issuer generally are treated as one  investment,  but each U.S.  Government  agency and
instrumentality   is  treated  as  a  separate  issuer.   Any  security  issued,
guaranteed,  or insured (to the extent so  guaranteed or insured) by the U.S. or an agency or  instrumentality of the U.S. is treated as a security issued by the
U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Reference  is made to the  prospectus  for the  separate  account  and  variable insurance contract for information regarding the federal income tax treatment of
distributions  to  the  separate  account.   See  the  Statement  of  Additional
Information for more information on taxes.





                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of nine portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Similar Fund Performance Information

The following table provides information  concerning the historical total return performance  of the [Class A shares]  of the  Growth  and Income  Fund and Fixed
Income  Fund,  each a  series  of the  HSBC  Mutual  Funds  Trust,  and the Cash
Management  Fund,  a series of HSBC  Funds  Trust  (collectively,  the  "Similar
Funds"), which are similar to the HSBC Variable Growth and Income Fund, the HSBC
Variable   Fixed  Income  Fund,   and  HSBC  Variable  Cash   Management   Fund,
respectively. Each Similar Fund's investment objectives, policies and strategies are  substantially  similar  to those  of its  corresponding  Fund,  and each is
currently  managed  by  the  same  portfolio   manager.   While  the  investment
objectives,  policies and risks of the Similar  Funds and the Funds are similar, they  are  not  identical,  and  the  performance  of a  Similar  Fund  and  its corresponding  Fund will  vary.  The data is  provided  to  illustrate  the past performance of HSBC in managing  substantially similar investment portfolios and does not represent the past  performance of the Funds or the future  performance of the Funds or their  portfolio  managers.  Consequently,  potential  investors should  not  consider  this  performance  data as an  indication  of the  future performance of the Funds or of their portfolio managers.

The performance data shown below reflects the operating  expenses of the Similar
Funds, which are higher than the expenses of the Funds. Performance would have been higher for each Similar Fund if its corresponding Fund's expenses were used. The Similar Funds, unlike the Funds, are not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Funds serve as an underlying investment vehicles. By contrast, investors with contract value allocated to the Funds will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Funds' performance data shown below is calculated in accordance with
standards   prescribed  by  the  Securities  and  Exchange  Commission  for  the
calculation of average annual total return  information.  The investment results of the Similar  Funds  presented  below are  unaudited  and are not  intended to predict or suggest results that might be experienced by the Similar Funds or the
Funds.  Share prices and  investment  returns will fluctuate  reflecting  market conditions,  as well as changes in  company-specific  fundamentals  of portfolio securities.  The  performance  data for the benchmarks  identified  below do not reflect the fees or expenses of the Similar Funds or the Funds.

Average  Annual Total Return for the Similar Funds and for Their  Benchmarks for
Periods Ended December 31, 1998

Similar Fund/Benchmark                             1 Year         3 Years       5 Years              10 Years
----------------------                             ------         -------       -------              --------
Growth and Income Fund+                               [ ]%          [ ]%          [ ]%                 [ ]%
Growth and Income Fund++                              [ ]%          [ ]%          [ ]%                 [ ]%
S&P 500(R)Composite Index*                            [ ]%          [ ]%          [ ]%                 [ ]%

                                                                                                 Since Inception
Similar Fund/Benchmark                             1 Year         3 Years       5 Years         (January 15, 1993)
----------------------                             ------         -------       -------         ------------------
Fixed Income Fund+                                    [ ]%          [ ]%          [ ]%                 [ ]%
Fixed Income Fund++                                   [ ]%          [ ]%          [ ]%                 [ ]%
Lehman Brothers Aggregate Bond Index**                [ ]%          [ ]%          [ ]%                 [ ]%

Similar Fund/Benchmark                             1 Year         3 Years       5 Years              10 Years
----------------------                             ------         -------       -------              --------
Cash Management Fund                                  [ ]%          [ ]%          [ ]%                 [ ]%
Lipper Money Market Fund***                           [ ]%          [ ]%          [ ]%                 [ ]%
-----------------
+        Assumes imposition of maximum front-end sales charge.

++       Absent imposition of maximum front-end sales charge.

* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

** The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

***      [Insert description of Lipper Money Market Fund.]

# The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or its distributor. This prospectus does not constitute an offering by the Funds or its distributor in any jurisdiction in which such offering may not be lawfully made.





For more information about the Funds, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies.
It is incorporated by reference and is legally considered a part of this prospectus.



--------------------------------------------------------------------------------
An investor  can get free copies of the SAI, or request  other  information  and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance  contract that offers the Funds as an investment option. Or contact the Funds at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-800-634-2536
--------------------------------------------------------------------------------

Investors can review the SAI at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o  Free from the Commission's Website at http://www.sec.gov



                      Kent Variable Growth and Income Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                1-800-__________

The Kent Variable Growth and Income Fund seeks long-term capital growth, with current income as a secondary objective, by investing primarily in equity securities of U.S. companies. The Fund's goals and investment program are described in more detail inside. Lyon Street Asset Management Company ("Lyon
Street") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and Lyon Street.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                    The date of this prospectus is October 1, 1999.


                                TABLE OF CONTENTS



RISK/RETURN SUMMARY AND FUND EXPENSES                 MANAGEMENT OF THE FUND
   Investment Objectives                                   Investment Adviser
   Principal Investment Strategies                         Administrator and Distributor
   Principal Investment Risks                              Servicing Agents
   Fund Performance                                        Year 2000
   Fund Expenses                                      TAXATION
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS           GENERAL INFORMATION
VALUATION OF SHARES                                         Description of the Trust and Its Shares
PURCHASING AND REDEEMING SHARES                             Similar Fund Performance Information
                                                            Miscellaneous






                      RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objectives

The Fund seeks long-term capital growth, with current income as a secondary objective.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies each having $100 million or more in market capitalization, that are traded on the New York Stock Exchange, American Stock
Exchange or over-the-counter. The Fund intends to primarily invest its assets in equity securities that Lyon Street believes have potential for capital growth, and secondarily for income. A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the Fund's investments in equity securities. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees*..........................................0.70%
         Other Expenses*..........................................0.[ ]%
         Total Annual Fund Operating Expenses*....................[   ]%

------------------

* [Lyon Street currently limits its management fees to [ ]%, and other expenses currently are being limited to [ ]%. Total expenses after fee waivers and expense reimbursements are [ ]%. Investors will be notified of any material revision or cancellation of a fee waiver or expense reimbursement, which may be terminated at any time at the option of the Fund.]

Expense Example

Use the  following  table  to  compare  fees and  expenses  of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would  pay,  assuming  (1) a  $10,000  investment,  (2) 5%  annual  return,  (3)
redemption  at the end of each time  period,  and (4) no  changes  in the Fund's total  operating  expenses.  It does not reflect  separate  account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year   3 Years
$[  ]    $[  ]








                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which Lyon Street acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is to seek long-term capital growth, with current income as a secondary objective. While some equity securities may be purchased primarily to achieve the Fund's investment objective for current income, most equities will be purchased by the Fund primarily in pursuit of its investment objective for long-term capital growth.

Lyon Street uses a flexible  investment  approach that allows investment in both
"growth" stocks and "value" stocks. Growth stocks typically offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks. Value stocks are those that appear to be underpriced based upon valuation measures. In evaluating prospective investments, Lyon
Street may consider broad economic, industry or market trends, company-specific factors such as the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, and historical value measures such as price-earnings ratios, profit margins and liquidation values. The Fund may invest in companies of any size, although most stocks purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets and similar in size to the stocks represented in such broad market indexes as the S&P 500(R) Index.

The Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to Lyon Street's assessment of market and economic conditions and outlook.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk. Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in securities issued by foreign companies. The securities of foreign  companies  may pose risks in addition to, or to a greater  degree than, the risks  described  above.  Foreign  companies  may be subject to  disclosure, accounting,  auditing and financial  reporting  standards and practices that are different from those to which U.S.  issuers are subject.  Accordingly,  the Fund may not have access to adequate or reliable  company  information.  In addition,
political,   economic  and  social   developments   in  foreign   countries  and
fluctuations  in currency  exchange  rates may affect the  operations of foreign companies or the value of their stocks.

To the extent the Fund concentrates its investments in growth stocks or value stocks, it will be subject to the risks particular to each type of stock, as well as the risk that the chosen stocks may underperform other types of stocks.
Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions. Value stocks in theory limit downside risk because they are underpriced. Of course, Lyon Street's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent the Fund concentrates its investments in value stocks, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

Interest Rate Risk. Although the Fund's primary investment focus is stocks, it may invest in fixed income securities, such as convertible bonds and preferred stocks. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk. The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated  convertible  bonds. To a greater extent than more highly rated securities,  lower rated securities tend to reflect short-term corporate,  economic and market developments, as well as investor perceptions of
the  issuer's  credit  quality.   Lower  rated   securities  may  be  especially
susceptible  to real or  perceived  adverse  economic and  competitive  industry conditions.  In addition,  lower rated securities may be less liquid than higher quality  investments.  Reduced  liquidity  may prevent  the Fund from  selling a security at the time and price that would be most beneficial to the Fund.

Temporary Investments. Lyon Street may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE")
(generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading.
Currently,  the NYSE is closed on the following holidays: New Year's Day, Martin
Luther King, Jr. Day, President's Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving and Christmas.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and Lyon
Street. Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash.
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors  do not deal  directly  with the Fund to  purchase  or redeem  shares.
Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any  disadvantages  to investors if the Fund served as an investment  medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance  policies for which the Fund served as an investment  medium might at some time be in conflict due to differences in
tax  treatment  or  other  considerations.   The  Board  of  Trustees  and  each
participating  insurance company would be required to monitor events to identify any material  conflicts  between  variable  annuity contract owners and variable life insurance policy owners,  and would have to determine what action,  if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance  company  participating  in the Fund might be  required  to redeem the investment of one or more of its separate  accounts  from the Fund,  which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time. In the event that the Fund ceases offering its shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees.

                             MANAGEMENT OF THE FUND

Investment Adviser

Lyon Street is the investment adviser of the Fund. Through its portfolio management team, Lyon Street makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

Lyon Street,  a wholly owned subsidiary of Old Kent Bank,  maintains  offices at
111 Lyon Street,  NW, Grand Rapids,  Michigan  49503.  Old Kent Bank is a wholly owned  subsidiary  of Old  Kent  Financial  Corporation,  which  is a  financial services  company  with total  assets as of December  31, 1998 of  approximately
$16.6 billion.  Prior to 1998, the Investment  Management  Group ("IMG") at Lyon
Street  managed assets as a division of Old Kent Bank. Old Kent Bank has managed the assets of individual and  institutional  investors for over 100 years.  Lyon
Street  employs  an  experienced  staff  of  professional  investment  analysts, portfolio  managers and traders,  and uses  several  proprietary  computer-based
systems  in  conjunction  with  fundamental   analysis  to  identify  investment
opportunities.

Under an investment advisory agreement between the Trust and Lyon Street, the Trust pays Lyon Street an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.70% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and Lyon Street.

Allan J. Meyers, CFA, the Chief Equity Officer at Lyon Street, is the person who is primarily responsible for the management of the Fund. Mr. Meyers has over twenty years of portfolio management experience, including fourteen years with IMG.

Joseph T. Keating, President and Chief Investment Officer at Lyon Street, is responsible for developing and implementing the Fund's investment policies. Mr.
Keating has over twenty-two years of portfolio management experience, including eleven years with IMG.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund
Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net  assets  may  be  expended  for  support  services  to  investors,  such  as
establishing   and   maintaining   accounts  and  records,   providing   account
information,   arranging  for  bank  wires,  responding  to  routine  inquiries, forwarding  investor  communications,  assisting in the  processing of purchase, exchange and redemption  requests,  and assisting  investors in changing account designations  and  addresses.  For expenses  incurred and services  provided,  a financial  institution (or its affiliate)  providing these services  ("Servicing
Agent") may receive a fee from the Fund,  computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable  insurance  contracts  owned by customers of the Servicing  Agent. A
Servicing  Agent may  periodically  waive all or a portion of its servicing fees with  respect to the Fund to increase the net income of the Fund  available  for distribution as dividends.

Year 2000

The services provided to the Fund by Lyon Street and the Fund's other service providers (collectively, the "Service Providers") are dependent on those Service
Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Providers' ability to handle securities trades, price securities, and conduct general account services on behalf of the Fund. The Trust is working with the Service
Providers  to take steps that are  reasonably  designed to address the Year 2000
Issue with respect to computer systems relied on by the Fund. The Trust believes that these steps will be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Fund and the Service Providers. In addition, if the value of a Fund investment is adversely affected by a Year 2000 problem, the net asset value of the Fund may be affected as well.

                                    TAXATION

To comply with regulations under the Internal Revenue Code, the Fund is required to diversify its investments.  Generally, the Fund will be required to diversify its  investments  so that on the last day of each quarter of a calendar  year no more  than 55% of the  value  of its  total  assets  is  represented  by any one investment, no more than 70% is represented by any two investments, no more than
80% is represented by any three investments, and no more than 90% is represented by any  four  investments.  For  this  purpose,  securities  of a  given  issuer generally are treated as one  investment,  but each U.S.  Government  agency and
instrumentality   is  treated  as  a  separate  issuer.   Any  security  issued,
guaranteed,  or insured (to the extent so  guaranteed or insured) by the U.S. or an agency or  instrumentality of the U.S. is treated as a security issued by the
U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Reference  is made to the  prospectus  for the  separate  account  and  variable insurance contract for information regarding the federal income tax treatment of
distributions  to  the  separate  account.   See  the  Statement  of  Additional
Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of nine portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Similar Fund Performance Information

The following table provides information concerning the historical total return performance of the Institutional Class shares of the Kent Growth and Income Fund
(the "Similar Fund"), a series of the Kent Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of Lyon
Street in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the operating  expenses of the Similar
Fund, which are lower than the expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with
standards   prescribed  by  the  Securities  and  Exchange  Commission  for  the
calculation of average annual total return  information.  The investment results of the  Similar  Fund  presented  below are  unaudited  and are not  intended to predict or suggest  results that might be experienced by the Similar Fund or the
Fund.  Share prices and  investment  returns will  fluctuate  reflecting  market conditions,  as well as changes in  company-specific  fundamentals  of portfolio securities.  The performance  data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.





Average Annual Total Return for the Similar Fund and for Its Benchmark Index for
Periods Ended December 31, 1998


Similar Fund/Benchmark                        1 Year        3 Years        5 Years         Since Inception       Inception Date
----------------------                        ------        -------        -------         ---------------       --------------
Kent Growth and Income Fund                   28.07%        23.84%          20.83%             19.46%               11/2/92
S&P 500(R) Index*                             28.60%        28.23%          24.06%             21.86%               10/31/92

-----------------
*        The Standard & Poor's 500  Composite  Stock Price Index is an unmanaged index  containing  common  stocks  of 500  industrial,  transportation, utility and financial companies,  regarded as generally  representative of the U.S. stock market.  The Index reflects income and distributions, if any,  but does not reflect  fees,  brokerage  commissions,  or other expenses of investing.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.





For more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor  can get free copies of the SAI, or request  other  information  and discuss any questions  about the Fund, by contacting a broker or bank that sells an insurance  contract that offers the Fund as an investment  option. Or contact the Fund at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                           Telephone: 1-800-__________
--------------------------------------------------------------------------------

Investors can review the SAI at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o   Free from the Commission's Website at http://www.sec.gov




Investment Company Act file no. 811-8644.

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                         The HSBC Funds: (800) 634-2536
             Kent Variable Growth and Income Fund: (800) __________


                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 1999

This Statement of Additional Information ("SAI") describes four investment portfolios (each a "Fund" and collectively the "Funds") of Variable Insurance
Funds (the "Trust"). The Funds are:

o        HSBC Variable Growth and Income Fund;
o        HSBC Variable Fixed Income Fund;
o        HSBC Variable Cash Management Fund; and
o        Kent Variable Growth and Income Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate
Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment advisers of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated October 1, 1999, as supplemented from time to time. This SAI contains more detailed information than that set forth in a Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435
Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free numbers set forth above.




                                TABLE OF CONTENTS



INVESTMENT OBJECTIVES AND POLICIES.......................................1


INVESTMENT RESTRICTIONS.................................................22

         Portfolio Turnover.............................................24

NET ASSET VALUE.........................................................24

         Valuation of the Cash Management Fund..........................24
         Valuation of the Other Funds...................................25

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................25


MANAGEMENT OF THE TRUST.................................................26

         Trustees and Officers..........................................26
         Investment Advisers............................................29
         Portfolio Transactions.........................................31
         Glass-Steagall Act.............................................32
         Administrator..................................................33
         Expenses.......................................................34
         Distributor....................................................34
         Custodian, Transfer Agent and Fund Accounting Services.........35
         Auditors.......................................................36
         Legal Counsel..................................................36

ADDITIONAL INFORMATION..................................................36

         Description of Shares..........................................36
         Vote of a Majority of the Outstanding Shares...................37
         Shareholder and Trustee Liability..............................38
         Additional Tax Information.....................................38
         Performance Information........................................41
         Miscellaneous..................................................43

FINANCIAL STATEMENTS....................................................43

APPENDIX ...............................................................44




The Trust is an open-end management investment company which currently offers nine separate Funds, each with different investment objectives. This SAI contains information about the following three Funds which are advised by HSBC
Asset  Americas,  Inc.  ("HSBC"):  the HSBC Variable Growth and Income Fund (the
"HSBC Growth and Income Fund") the HSBC  Variable  Fixed Income Fund (the "Fixed
Income Fund");  and the HSBC Variable Cash Management Fund (the "Cash Management
Fund") (collectively, the "HSBC Funds"). This SAI also contains information about the Kent Variable Growth and Income Fund (the "Kent Growth and Income
Fund") which is advised by Lyon Street Asset Management Company ("Lyon Street").

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectuses.

Bank Obligations. Each Fund may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

The Cash Management Fund may invest more than 25% of the current value of its total assets in domestic bank obligations (including bank obligations subject to repurchase agreements). The Cash Management Fund will not invest in any obligations of HSBC Holdings plc or its affiliates (as defined under the Investment Company Act of 1940 (the "1940 Act")). The Cash Management Fund is permitted to invest in obligations of correspondent banks of HSBC Holdings plc which are not affiliates of the Trust, but the Fund will not give preference in its investment selections to those obligations.

The  Cash   Management  Fund  limits  its  investments  in  United  States  bank obligations to obligations of United States banks (including  foreign  branches)
which have more than $1 billion in total  assets at the time of  investment  and are members of the Federal  Reserve System or are examined by the Comptroller of the  Currency or whose  deposits  are insured by the Federal  Deposit  Insurance
Corporation.

The Cash Management Fund limits its investments in foreign bank obligations to United States dollar denominated obligations of foreign banks (including United
States branches) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) have branches or agencies in the United States; and (iii) in the opinion of the Fund's investment adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund and present minimal credit risk. The
Cash Management Fund may not invest in fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days; investments in fixed time deposits subject to withdrawal penalties maturing from two business days through seven calendar days may not exceed 10% of the value of the total assets of the Fund.

The Kent Growth and Income Fund,  HSBC Growth and Income Fund,  and Fixed Income
Fund may invest a portion of its assets in the  obligations of foreign banks and
foreign  branches  of  domestic  banks.  Such  obligations   include  Eurodollar
Certificates of Deposit ("ECDs") which are U.S. dollar-denominated  certificates of deposit issued by offices of foreign and domestic  banks located  outside the
United   States;    Eurodollar   Time   Deposits   ("ETDs")   which   are   U.S.
dollar-denominated  deposits  in a foreign  branch  of a U.S.  bank or a foreign bank;  Canadian Time Deposits  ("CTDs") which are  essentially  the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations  issued by Canadian branches of foreign or domestic banks;
Yankee Certificates of Deposit ("Yankee CDs") which are U.S.  dollar-denominated certificates  of deposit  issued by a U.S.  branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S.
dollar-denominated  bankers'  acceptances  issued by a U.S.  branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the investment adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organization ("NRSRO")
(e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch
Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper may include variable and floating rate instruments. Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper").
Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section
4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of a Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable  Amount Master Demand  Notes.  The Funds may invest in variable  amount
master  demand  notes,   which  are  unsecured  demand  notes  that  permit  the
indebtedness  thereunder  to vary and provide for  periodic  adjustments  in the interest rate  according to the terms of the  instrument.  Because master demand notes are direct lending  arrangements  between a Fund and the issuer,  they are not normally  traded.  Although there is no secondary  market in the notes,  the
Funds may demand  payment of principal and accrued  interest at any time.  While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other  business  concerns) must satisfy the same criteria as set forth above for commercial paper. Lyon Street and HSBC will consider the earning power, cash flow,  and  other  liquidity  ratios  of the  issuers  of such  notes  and  will continuously  monitor  their  financial  status and  ability to meet  payment on demand. In determining  dollar weighted average portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity  equal to the longer of the period of time remaining  until the next interest rate  adjustment or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

Variable And Floating Rate Demand Notes.  The Funds may, from time to time,  buy variable or floating  rate demand  notes  issued by  corporations,  bank holding
companies  and  financial   institutions  and  similar  taxable  and  tax-exempt
instruments  issued  by  government   agencies  and   instrumentalities.   These
securities  will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated  time  intervals and on specified  notice.  The  obligation of the issuer  of the put to  repurchase  the  securities  may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.  Generally,  the remarketing agent will  adjust the  interest  rate every  seven days (or at other  specified intervals)  in order to maintain the interest  rate at the  prevailing  rate for securities with a seven-day or other designated maturity.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of a Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Short-Term Trading. In order to generate income, the HSBC Growth and Income Fund and the Fixed Income Fund may engage in the technique of short-term trading.
Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of a Fund in order to take advantage of what its adviser or sub-adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of a Fund and its transaction costs.

Corporate Debt Securities. The Cash Management Fund's investments in these securities are limited to securities such as bonds and debentures which have thirteen months or less remaining to maturity and which are rated "A" or better by S&P and "A" or better by Moody's and of comparable high quality ratings by other nationally recognized statistical rating organizations ("NRSROs") that have rated such securities.

After purchase by the Cash Management Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require a sale of such security. However if the security is downgraded to a level below that permitted for money market funds under applicable regulations, HSBC must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Cash Management Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Cash Management Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

The other Funds also may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S.
dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes.
In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

The Kent Growth and Income Fund,  HSBC Growth and Income Fund,  and Fixed Income
Fund will not purchase corporate debt securities rated below Baa by Moody's or BBB by S&P or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, are determined to be of comparable quality
("Medium-Grade Securities"). While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Funds may invest and may be regarded as having speculative characteristics as well.

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-Grade  Securities  are  generally  subject  to greater  credit  risk than comparable  higher-rated  securities  because  issuers  are more  vulnerable  to
economic   downturns,   higher   interest   rates  or  adverse   issuer-specific
developments.  In addition, the prices of Medium-Grade  Securities are generally subject to greater  market risk and  therefore  react more sharply to changes in interest  rates.  The value and  liquidity  of  Medium-Grade  Securities  may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some
Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, an investment adviser will conduct their own independent credit analysis of Medium-Grade Securities.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require a sale of such security. However, HSBC and Lyon Street will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Foreign Investments. The Funds may invest in foreign securities, although the Cash Management Fund will limit such investments to U.S. dollar-denominated obligations of foreign banks or foreign branches of U.S. banks.

Investment  in foreign  securities is subject to special  investment  risks that differ in some respects from those related to  investments in securities of U.S.
domestic issuers.  Such risks include political,  social or economic instability in the country of the issuer, the difficulty of predicting  international  trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on  removal  of  currency  or other  assets,  nationalization  of assets,
foreign   withholding  and  income  taxation,   and  foreign  trading  practices
(including   higher   trading   commissions,   custodial   charges  and  delayed
settlements).  Such  securities may be subject to greater  fluctuations in price than securities issued by U.S.  corporations or issued or guaranteed by the U.S.
Government,  its  agencies  or  instrumentalities.  The  markets  on which  such securities  trade may have less volume and  liquidity,  and may be more volatile than  securities  markets in the U.S. In  addition,  there may be less  publicly available  information  about a  foreign  company  than  about a U.S.  domiciled company.  Foreign  companies  generally  are not subject to uniform  accounting, auditing and financial  reporting  standards  comparable to those  applicable to
U.S.  domestic  companies.  There is generally  less  government  regulation  of securities  exchanges,  brokers  and listed  companies  abroad  than in the U.S.
Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition,  foreign branches of U.S. banks, foreign banks and foreign  issuers may be subject to less stringent  reserve  requirements  and to different  accounting,  auditing,  reporting,  and recordkeeping  standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.


Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S.
companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on portfolio transactions.
There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures,  and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions,  making it difficult to conduct such  transactions.  Such delays in settlement could result in temporary periods when a portion  of the  assets of a Fund is  uninvested  and no return is earned thereon.  The  inability of a Fund to make  intended  security  purchases due to
settlement  problems  could  cause  the  Fund  to  miss  attractive   investment
opportunities.  Losses  to a Fund due to  subsequent  declines  in the  value of portfolio  securities,  or  losses  arising  out of an  inability  to  fulfill a contract to sell such  securities,  could result in  potential  liability to the
Fund.  In addition,  with  respect to certain  foreign  countries,  there is the possibility  of  expropriation  or  confiscatory  taxation,  political or social instability,  or diplomatic  developments  which could affect the investments in those countries.  Moreover, individual foreign economies may differ favorably or unfavorably  from the U.S.  economy in such respects as growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments position.

Additionally,  the Kent Growth and Income Fund, HSBC Growth and Income Fund, and
Fixed Income Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Funds of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many  instances,  foreign  debt  securities  may provide  higher  yields than securities of domestic issuers which have similar maturities and quality.  Under certain  market  conditions  these  investments  may be  less  liquid  than  the securities of U.S.  corporations  and are certainly less liquid than  securities
issued   or   guaranteed   by  the   U.S.   Government   or  its   agencies   or
instrumentalities.  Finally,  in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of the Funds investing in securities that are not U.S. dollar-denominated. In addition, although such Funds will receive income on foreign securities in such currencies, a Fund will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, the Funds could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

For  many  foreign  securities,  U.S.  dollar  denominated  American  Depositary
Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, the Kent Growth and Income Fund and the HSBC Growth and Income Fund can avoid currency risks during the settlement period for either purchase or sales.

In general,  there is a large, liquid market in the United States for many ADRs.
The information  available for ADRs is subject to the  accounting,  auditing and financial  reporting  standards of the domestic market or exchange on which they are traded,  which  standards  are more uniform and more  exacting than those to which many  foreign  issuers  may be  subject.  Certain  ADRs,  typically  those denominated  as  unsponsored,  require the  holders  thereof to bear most of the costs of such  facilities,  while issuers of sponsored  facilities  normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute  shareholder  communications  received from the issuer of the  deposited  securities or to pass through the voting rights to
facility  holders  with  respect  to  the  deposited  securities,   whereas  the
depository   of  a  sponsored   facility   typically   distributes   shareholder
communications and passes through the voting rights.

The Kent  Growth and Income  Fund and the HSBC Growth and Income Fund may invest in  both  sponsored  and  unsponsored  ADRs  and  European  Depositary  Receipts
("EDRs"),   Global  Depositary   Receipts  ("GDRs")  and  other  similar  global
instruments.  EDRs,  which are sometimes  referred to as Continental  Depositary
Receipts,  are receipts  issued in Europe,  typically by foreign banks and trust companies,  that  evidence  ownership of either  foreign or domestic  underlying securities.  GDRs are depositary  receipts structured like global debt issues to facilitate  trading on an  international  basis.  Unsponsored  ADR,  EDR and GDR programs are organized  independently  and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuers may not be as current as for sponsored  ADRs,  EDRs,  and GDRs,  and the prices of  unsponsored  depositary  receipts may be more  volatile  than if such instruments were sponsored by the issuer.

Securities Of Foreign  Governments  And  Supranational  Organizations.  The Kent
Growth and Income Fund,  HSBC Growth and Income Fund,  and Fixed Income Fund may
invest  in  U.S.  dollar  -  denominated  debt  securities   issued  by  foreign
governments,  their political subdivisions,  governmental authorities,  agencies
and   instrumentalities   and  supranational   organizations.   A  supranational
organization is an entity designated or supported by the national  government of one or  more  countries  to  promote  economic  reconstruction  or  development.
Examples of supranational organizations include, among others, the International
Bank for  Reconstruction  and Development  (World Bank),  the European  Economic
Community,  the European Coal and Steel Community, the European Investment Bank,
the Inter-  American  Development  Bank,  the Asian  Development  Bank,  and the
African  Development  Bank.  These  Funds may also  invest in  "quasi-government securities"  which are debt  obligations  issued by  entities  owned by either a national, state or equivalent government or are obligations of such a government jurisdiction  which are not  backed by its full  faith and  credit  and  general taxing powers.

Investing  in  foreign  government  and  quasi-government   securities  involves
considerations  and possible  risks not typically  associated  with investing in obligations issued by the U.S. Government. The values of foreign investments are affected  by changes in  governmental  administration  or  economic  or monetary policy (in the U.S. or other  countries)  or changed  circumstances  in dealings between  countries.  In  addition,  investments  in foreign  countries  could be
affected  by  other  factors  not  present  in  the  United  States,   including
expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

Foreign  Currency  Transactions.  The value of the assets of the Kent Growth and
Income Fund,  HSBC Growth and Income Fund,  and Fixed Income Fund as measured in
U.S.  dollars may be affected  favorably  or  unfavorably  by changes in foreign currency  exchange rates and exchange  control  regulations,  and such Funds may incur costs in connection with conversions between various currencies. The Funds will conduct  foreign  currency  exchange  transactions  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign  currencies.  A forward foreign currency exchange contract  ("forward  currency  contract")  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract  agreed  upon by the parties,  at a price set at the time of the  contract.  These  forward  currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The Funds may enter into forward currency contracts
in  order  to  hedge  against  adverse   movements  in  exchange  rates  between
currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Funds also may hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term heading strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference
(the "spread") between the prices at which they are buying and selling various currencies.



Standard & Poor's Depository  Receipts.  The Kent Growth and Income Fund and the
HSBC Growth and Income Fund may invest in Standard & Poor's Depository  Receipts
("SPDRs").  SPDRs represent interests in trusts sponsored by a subsidiary of the
American  Stock  Exchange,   Inc.  and  are  structured  to  provide   investors
proportionate   undivided  interests  in  a  securities  portfolio  constituting substantially all the common stocks (in substantially the same weighting) as the component  common stocks of a particular  Standard & Poor's Index ("S&P Index"), such as the S&P 500. SPDRs are not redeemable,  but are exchange  traded.  SPDRs represent  interests in an investment company that is not actively managed,  and instead holds  securities in an effort to track the performance of the pertinent
S&P Index and not for the purpose of selecting  securities  that are  considered superior  investments.  The  results of SPDRs  will not  replicate  exactly  the performance  of the  pertinent  S&P  Index  due  to  reductions  in  the  SPDRs'
performance  attributable to transaction  and other expenses,  including fees to service providers, borne by the SPDRs. SPDRs distribute dividends on a quarterly basis. A Fund must limit investments in an SPDR to 5% of its total assets and 3%
of the  outstanding  voting  securities of the SPDR issuer.  Moreover,  a Fund's investments in SPDRs,  when aggregated with all other  investments in investment companies, may not exceed 10% of the total assets of the Fund.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S.
Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and  instrumentalities  of the U.S.  Government, such as the Government National Mortgage Association ("GNMA"),  are supported by the full faith and  credit of the U.S.  Treasury;  others,  such as those of the
Federal National Mortgage  Association  ("FNMA"),  are supported by the right of the issuer to borrow  from the  Treasury;  others,  such as those of the Student
Loan  Marketing  Association  ("SLMA"),   are  supported  by  the  discretionary
authority of the U.S.  Government  to purchase the agency's  obligations;  still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan
Mortgage  Corporation  ("FHLMC"),  are  supported  only  by  the  credit  of the instrumentality.  No  assurance  can be given  that the  U.S.  Government  would
provide   financial   support   to   U.S.   Government-sponsored   agencies   or
instrumentalities if it is not obligated to do so by law. Each of the Funds will invest in the obligations of such agencies or  instrumentalities  only when HSBC or Lyon Street believes that the credit risk with respect thereto is minimal.

The Kent Growth and Income Fund,  HSBC Growth and Income Fund,  and Fixed Income
Fund may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options. The Kent Growth and Income Fund, HSBC Growth and Income Fund, and Fixed
Income Fund may purchase put and call options on securities, securities indices and foreign currencies and may write (sell) covered put and call options. The
Fixed Income Fund will engage in options trading principally for hedging purposes.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

Once the decision to write a call option has been made, HSBC or Lyon Street,  in determining  whether a particular  call option should be written on a particular security,  will consider the  reasonableness of the anticipated  premium and the likelihood that a liquid secondary market will exist for those options.  Closing transactions  will be  effected  in order to realize a profit on an  outstanding call option,  to prevent an underlying  security from being called, or to permit
the  sale  of  the  underlying  security.   Furthermore,   effecting  a  closing
transaction  will permit a Fund to write  another call option on the  underlying security with either a different exercise price or expiration date or both. If a
Fund desires to sell a particular  security  from its  portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently  with, the sale of the security.  There is, of course, no assurance that the Fund will be able to effect such  closing  transactions  at a favorable price.  If a Fund cannot  enter into such a  transaction,  it may be required to hold a  security  that it might  otherwise  have  sold,  in which  case it would continue  to be at market  risk on the  security.  This  could  result in higher transaction  costs.  A Fund will pay  transaction  costs in connection  with the writing of options to close out previously  written  options.  Such  transaction costs are  normally  higher  than those  applicable  to  purchases  and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.
A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A
Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Bond Options. The Fixed Income Fund may purchase put and call options and write covered put and call options on securities in which that Fund may invest directly, and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S.
Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options).

Forward  Commitments,  When-Issued  and  Delayed-Delivery  Securities.  The Kent
Growth and Income  Fund,  the HSBC Growth and Income  Fund and the Fixed  Income
Fund may purchase  securities on a  "when-issued"  or  "delayed-delivery"  basis
(i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, these Funds may purchase and sell securities on a "forward commitment" basis. These Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage.
When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. These
Funds will not pay for such securities or start earning interest on them until they are received.

When one of these Funds agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase
"when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of each Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related  and  Asset-Backed  Securities.  Investments in these and other derivative  securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility  and to  capitalize  on market  inefficiencies.  The Kent Growth and
Income  Fund,  HSBC  Growth and Income  Fund,  and Fixed  Income  Fund each may,
consistent   with   its   investment   objective   and   policies,   invest   in
mortgage-related  securities  issued or guaranteed by the U.S.  Government,  its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental  entities,  provided,  however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment  companies, the Fund's  investment in such  securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related  securities in which these Funds may invest, represent pools of mortgage loans assembled for sale to investors by various governmental  agencies such as GNMA and  government-related  organizations  such as FNMA and FHLMC,  as well as by  nongovernmental  issuers such as commercial banks,  savings and loan
institutions,   mortgage  bankers  and  private  mortgage  insurance  companies.
Although certain mortgage-related  securities are guaranteed by a third party or otherwise  similarly  secured,  the  market  value of the  security,  which  may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether  resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing  securities, the prices of such  securities  are  inversely  affected  by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily  true,  since in periods of declining  interest  rates the mortgages  underlying the securities are prone to prepayment,  thereby  shortening the average life of the security and shortening the  period of time over  which  income at the  higher  rate is  received.  When interest  rates are rising,  though,  the rate of prepayment  tends to decrease, thereby  lengthening  the period of time over which  income at the lower rate is received.  For these and other reasons,  a  mortgage-related  security's average
maturity  may  be  shortened  or   lengthened  as  a  result  of  interest  rate
fluctuations  and,  therefore,  it is not  possible  to predict  accurately  the security's  return.  In  addition,  regular  payments  received  in  respect  of mortgage-related  securities  include both interest and principal.  No assurance can be given as to the return  the Funds will  receive  when these  amounts  are reinvested.

There  are  a  number  of   important   differences   among  the   agencies  and
instrumentalities  of the U.S. Government that issue mortgage related securities and among the securities that they issue.  Mortgage-related securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban  Development.  GNMA  certificates also are supported by the authority of GNMA to borrow funds from the U.S.  Treasury to make payments under
its  guarantee.   Mortgage-related   securities  issued  by  FNMA  include  FNMA
Guaranteed  Mortgage  Pass-Through  Certificates  (also known as "Fannie  Maes")
which are solely the  obligations  of FNMA and are not backed by or  entitled to the full faith and credit of the United States.  FNMA is a  government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities  issued by FHLMC include FHLMC  Mortgage  Participation  Certificates
(also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the  United  States,  created  pursuant  to an Act of  Congress,  which is owned entirely by Federal  Home Loan Banks.  Freddie  Macs are not  guaranteed  by the
United States or by any Federal Home Loan Banks and do not  constitute a debt or obligation of the United  States or of any Federal Home Loan Bank.  Freddie Macs
entitle the holder to the timely  payment of interest,  which is  guaranteed  by
FHLMC. FHLMC guarantees either ultimate  collection or the timely payment of all principal  payments  on the  underlying  mortgage  loans.  When  FHLMC  does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after default on an  underlying  mortgage,  but in no event  later than one year after it becomes payable.

These Funds may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S.
Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level.
Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Kent Growth and Income Fund, HBSC Growth and Income Fund, and
Fixed Income Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. A Fund will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% (10% in the case of the Cash Management Fund) of its net assets.
Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule
144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

Lyon  Street and HSBC may deem  Section  4(2)  securities  liquid if it believes that,  based on the trading  markets for such  security,  such  security  can be
disposed  of  within  seven  days  in  the   ordinary   course  of  business  at
approximately  the amount at which the Fund has valued the  security.  In making such determination, the following factors, among others, may be deemed relevant:
(i) the credit  quality of the issuer;  (ii) the  frequency of trades and quotes for the  security;  (iii) the number of dealers  willing to purchase or sell the security and the number of other potential purchasers;  (iv) dealer undertakings to make a market in the  security;  and (v) the nature of the  security  and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investments in Municipal Securities. The Fixed Income Fund may, when deemed appropriate by HSBC and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed income instruments of comparable quality, or which HSBC believes offer the potential for capital appreciation. Municipal obligations may include bonds which may be categorized as 19 either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power of the issuer.

The Fixed Income Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes.
Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

The Fund also may invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by HSBC.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S.
Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible Securities.  The Kent Growth and Income Fund and the HSBC Growth and
Income Fund may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated
"BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with  warrants,  which are options to buy the common  stock,  they  function as  convertible  bonds,  except that the warrants generally  will expire before the bond's  maturity.  Convertible  securities are senior  to  equity  securities,  and,  therefore,  have a claim to assets of the corporation  prior to the  holders of common  stock in the case of  liquidation.
However,   convertible   securities  are  generally   subordinated   to  similar
non-convertible  securities  of  the  same  company.  The  interest  income  and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than  non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of HSBC or Lyon Street, the investment  characteristics of the underlying common shares will assist the Fund in achieving its  investment  objective.  Otherwise, these  Funds  will  hold or  trade  the  convertible  securities.  In  selecting convertible  securities for a Fund, HSBC or Lyon Street evaluates the investment characteristics of the convertible  security as a fixed income  instrument,  and
the  investment   potential  of  the  underlying  equity  security  for  capital
appreciation.   In  evaluating  these  matters  with  respect  to  a  particular convertible  security,  HSBC or  Lyon  Street  may  consider  numerous  factors, including the economic and political outlook, the value of the security relative to other  investment  alternatives,  trends in the  determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Kent Growth and Income Fund and the HSBC Growth and Income Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that HSBC or Lyon Street deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the relevant Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

Futures  Contracts and Options  Thereon.  The Kent Growth and Income Fund,  HSBC
Growth and Income Fund, and Fixed Income Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, interest rate, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, these Funds can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, these Funds, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The value of a Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of these Funds as regulated investment companies.

The Funds also may purchase and sell put and call options on futures  contracts.
An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures  transactions  involve  brokerage  costs and require a Fund to segregate liquid  assets,  such as  cash,  U.S.  Government  securities  or  other  liquid securities to cover its obligation under such contracts.  There is a possibility that  these  Fund may lose the  expected  benefit  of  futures  transactions  if interest  rates,  securities  prices  or  foreign  exchange  rates  move  in  an unanticipated  manner.  Such  unanticipated  changes  may also  result in poorer
overall   performance   than  if  a  Fund  had  not  entered  into  any  futures
transactions.  In addition,  the value of futures  positions may not prove to be perfectly or even highly  correlated with the value of its portfolio  securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest  rate,  foreign  exchange  rate  and/or  market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

To the extent  required  to comply with  Commodity  Futures  Trading  Commission
Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least
25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

                             INVESTMENT RESTRICTIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the
Outstanding Shares" in this SAI).

None of the Funds will:

         1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S.
Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         3. Borrow money or issue senior securities, except that a Fund may (i) borrow from banks, so long as immediately after each borrowing there is asset coverage of 300%, and (ii) enter into reverse repurchase agreements (or similar investment techniques) and enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Funds'
Prospectuses and SAI from time to time;

         4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

         5. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and

         7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding
Shares of a Fund. Except as provided in the fundamental policies described above, none of the Funds may:

         1. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets (10% of the Cash Management Fund's net assets) would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.
However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable.
In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes  may be  made in a  Fund's  portfolio  consistent  with  the  investment objective  and policies of the Fund  whenever such changes are believed to be in the best  interests  of the Fund and its  Shareholders,  and each  Fund  will be managed  without regard to its portfolio  turnover rate. The portfolio  turnover rates for all of the Funds may vary  greatly from year to year as well as within a particular  year, and may be affected by cash  requirements for redemptions of
Shares.   High  portfolio   turnover  rates  will  generally  result  in  higher
transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange
Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A
"Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Cash Management Fund

The Cash Management Fund's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

Valuation of the Other Funds

Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All  other  assets  and  securities,   including  securities  for  which  market
quotations are not readily available,  will be valued at their fair market value as  determined  in good  faith  under the  general  supervision  of the Board of
Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Funds' distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor of a redemption request.
Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.


                             MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

The names of the Trustees, their addresses, ages, and principal occupations during the past five years are set forth below:


Name, Address, and Age                  Principal Occupation During Past 5 Years
----------------------                  ----------------------------------------

James H. Woodward                       Chancellor, University of North Carolina at Charlotte.
University of North Carolina
  at Charlotte
Charlotte, NC 28223
Age:  59

Michael Van Buskirk                     Chief  Executive  Officer,   Ohio  Bankers   Association
37 West Broad Street                    (industry trade association).
Suite 1001
Columbus, OH 43215
Age:  52

Walter B. Grimm*                        Employee of BISYS Fund Services (6/92-present).
3435 Stelzer Road
Columbus, Oh 43219
Age:  52

* Mr. Grimm is an "interested person" of the Trust as that term is defined in the 1940 Act.

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $500 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $500 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended
December 31, 1998, the Trust paid the following compensation to the Trustees of the Trust:


                        Aggregate Compensation      Total Compensation from
Name                    from Trust*                 Trust and Fund Complex**

James H. Woodward           $4,000                         $ 15,000

Michael Van Buskirk         $4,000                         $  4,000

Walter B. Grimm              $0                             $ 0


* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

**       The Fund Complex  consisted of the Trust, the Tax-Free Trust of Oregon,
         The BB&T Mutual Funds Group,  AmSouth  Mutual Funds,  HSBC Mutual Funds
         Trust, HSBC Funds Trust, and The Kent Funds.





The officers of the Trust, their addresses, ages, and principal occupations during the past five years are as follows (unless otherwise indicated, the address of each officer is 3435 Stelzer Road, Columbus, OH 43219):

                                    Position(s) Held                    Principal Occupation
Name and Address                    With the Trust                      During Past 5 Years
----------------                    --------------                      -------------------

Walter Grimm                        President  and Chairman of the       Employee     of    BISYS    Fund     Services
Age:  52                            Board                                (6/92-present).

Frank Deutchki                      Vice President                       Employee    of   BISYS    Fund Services   (4/96 - present);
Age:  45                                                                 Vice   President, Audit Director at Mutual Funds Services
                                                                         Company, a subsidiary of United StatesTrust Company of
                                                                         New York (2/89 - 3/96).

Gregory Maddox                      Vice President and Assistant         Employee  of  BISYS  Fund  Services  (4/91  -
Columbia Square                     Secretary                            present).
Suite 500
1230 Columbia Street
San Diego, CA 92101
Age:  29

Charles L. Booth                    Vice President and Assistant         Employee  of  BISYS  Fund  Services  (1988  -
Age:  39                            Secretary                            present).


Alaina Metz                         Secretary                            Employee  of  BISYS  Fund  Services  (6/95  -
Age:  31                                                                 present);   Supervisor,   Mutual  Fund  Legal
                                                                         Department,   Alliance   Capital   Management
                                                                         (5/89 - 6/95).

Gary Tenkman                        Treasurer                            Employee  of  BISYS  Fund  Services  (4/98  -
Age:  28                                                                 present);  Audit  Manager  Ernst & Young  LLP
                                                                         (1990 - 4/98).

Nimish Bhatt                        Principal     Financial    and       Employee  of  BISYS  Fund  Services  (7/96  -
Age:  35                            Accounting     Officer     and       present);     Assistant    Vice    President,
                                    Comptroller
                                                                         Evergreen Funds/First Union  Bank
                                                                         (1995 to 7/96); Senior Tax Consultant,
                                                                         Price Waterhouse, LLP (1990 - 12/94).

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

As of July 1, 1999,  the Trustees and officers of the Trust,  as a group,  owned
Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any Fund of the Trust.

Investment Advisers

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the HSBC Growth and Income Fund, Fixed Income
Fund,  and Cash  Management  Fund by HSBC  pursuant  to an  Investment  Advisory
Agreement dated October 1, 1999 (the "HSBC Investment Advisory Agreement"). HSBC is the North American investment affiliate of HSBC Holdings PLC (Hong Kong and
Shanghai Banking Corporation) and HSBC Bank USA, and is located at 140 Broadway,
New York, New York 10005.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objectives and restrictions, investment advisory services are provided to the Kent Growth and Income Fund by Lyon Street pursuant to an Investment Advisory Agreement dated October 1, 1999 (the "Kent
Investment Advisory Agreement"). Lyon Street is a wholly-owned subsidiary of Old
Kent Bank ("Old Kent"). As of December 31, 1998, Lyon Street managed assets of approximately $6.1 billion. Lyon Street is located at 111 Lyon Street, N.W.,
Grand Rapids, MI 49503.

Old Kent is a Michigan banking corporation which, with its affiliates, provided commercial and retail banking and trust services through more than 200 banking offices in Michigan and Illinois as of December 31, 1998. Old Kent offers a broad range of financial services, including commercial and consumer loans, corporate and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

Old Kent is a  subsidiary  of Old Kent  Financial  Corporation,  a bank  holding company  headquartered  in Grand  Rapids,  Michigan,  with  approximately  $16.6 billion in total consolidated assets as of December 31, 1998. Through offices in numerous states, Old Kent Financial  Corporation and its subsidiaries  provide a broad range of financial services to individuals and businesses.

Under the Investment Advisory Agreements,  HSBC and Lyon Street (the "Investment
Advisers")  have  agreed to  provide,  either  directly  or through  one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus.  For the services  provided and expenses assumed pursuant to the
HSBC Investment Advisory Agreement,  each of the following Funds is obligated to pay HSBC a fee, computed daily and paid monthly,  at the following annual rates, calculated as a percentage  of the average daily net assets of such Fund:  0.55%
for the HSBC Growth and Income Fund,  0.55% for the Fixed Income Fund, and 0.35%
for the Cash  Management  Fund. For the services  provided and expenses  assumed pursuant to the Kent Investment Advisory  Agreement,  the Kent Growth and Income
Fund is obligated to pay Lyon Street a fee, computed daily and paid monthly,  at the annual rate of 0.70%,  calculated  as a percentage  of the average daily net assets of such Fund.

Unless sooner terminated, each Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment
Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. Each Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Investment Adviser. Each Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Each Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From  time  to  time,   advertisements,   supplemental  sales  literature,   and
information  furnished to present or prospective  Shareholders  of the Funds may include descriptions of an Investment Adviser including, but not limited to, (i)
descriptions  of the  Investment  Adviser's  operations;  (ii)  descriptions  of certain personnel and their functions; and (iii) statistics and rankings related to the Investment Adviser's operations.





Portfolio Transactions

The Investment Advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio  securities  which are debt securities  usually are principal  transactions in which portfolio securities are normally purchased directly  from  the  issuer  or from an  underwriter  or  market  maker  for the securities.  Purchases  from  underwriters  of  portfolio  securities  generally include a commission or concession  paid by the issuer to the  underwriter,  and purchases  from dealers  serving as market makers may include the spread between the bid and asked price.  Transactions on stock exchanges involve the payment of negotiated brokerage  commissions.  Transactions in the over-the-counter  market
are  generally  principal   transactions  with  dealers.  With  respect  to  the
over-the-counter  market,  the Trust,  where  possible,  will deal directly with
dealers  who  make  a  market  in  the  securities   involved  except  in  those
circumstances where better price and execution are available elsewhere.

Allocation of transactions,  including their  frequency,  to various brokers and dealers is determined by each  Investment  Adviser in its best judgment and in a manner  deemed fair and  reasonable  to  Shareholders.  In selecting a broker or dealer,  each Investment  Adviser evaluates a wide range of criteria,  including
the   commission   rate   or   dealer   mark-up,   execution   capability,   the
broker's/dealer's   positioning  and  distribution  capabilities,   back  office
efficiency, ability to handle difficult trades, financial stability, reputation, prior  performance,  and, in the case of brokerage  commissions,  research.  The primary  consideration  is the broker's  ability to provide prompt  execution of orders in an  effective  manner at the most  favorable  price for the  security.
Subject to this  consideration,  brokers and  dealers  who provide  supplemental investment research to an Investment Adviser may receive orders for transactions on behalf of the Funds.  Research  may  include  brokers'  analyses  of specific securities,  performance and technical statistics, and information databases. It may also include  maintenance  research,  which is the information that keeps an
Investment Adviser informed concerning overall economic,  market,  political and legal trends.  Under some circumstances,  an Investment  Adviser's evaluation of research and other broker selection  criteria may result in one or a few brokers executing a substantial  percentage of a Fund's  trades.  This might occur,  for example,  where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker  offers  unique or superior  research facilities,  special  knowledge or expertise in a Fund's  relevant  markets,  or access to  proprietary  information  about  companies  that are a majority  of a
Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by an Investment Adviser and does not reduce the fees payable to the Investment Adviser by the Trust. Such information may be useful to an Investment Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Funds. While each of HSBC or Lyon Street generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by HSBC or Lyon Street. Any such other portfolio, investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which HSBC and Lyon Street believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, HSBC and Lyon Street may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies or accounts in order to obtain best execution. In making investment recommendations for a Fund, HSBC and Lyon Street will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of HSBC, Lyon Street or the Funds' distributor, their parents or their subsidiaries or affiliates and, in dealing with its customers, HSBC and Lyon Street, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Glass-Steagall Act

In 1971, the United States Supreme Court held that the Federal statute commonly referred to as the "Glass-Steagall Act" prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts.
Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court determined that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to registered closed-end investment companies. The Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

HSBC and Lyon Street believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectuses, this SAI, and the Investment Advisory Agreements without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent HSBC or Lyon Street from continuing to serve as investment adviser to the Funds or could restrict the services which it is permitted to perform for the Funds. In addition, such changes, decisions or interpretations could prevent an affiliates of HSBC or Lyon Street from performing Variable Contract Owner servicing activities or from receiving compensation therefor or could restrict the types of services such entities are permitted to provide and the amount of compensation they are permitted to receive for such services. Depending upon the nature of any changes in the services which could be provided by HSBC or Lyon Street, the Board of Trustees would review the Trust's relationship with HSBC or Lyon Street and consider taking all action necessary in the circumstances, and it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Funds be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or  "Administrator"),  3435 Stelzer
Road, Columbus, Ohio 43219-3035,  serves as general manager and administrator to the Trust pursuant to a Management and  Administration  Agreement dated March 1,
1999 (the "Administration  Agreement").  Prior to that date, BISYS Fund Services
("BISYS")  served  as  general  manager  and  administrator  to the  Trust.  The
Administrator  assists in  supervising  all  operations of each Fund (other than
those  performed  by  HSBC  and  Lyon  Street  under  the  Investment   Advisory
Agreements,  by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Funds'  custodians.  The  Administrator  provides  financial  services to institutional clients.

Under the  Administration  Agreement,  the  Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange  Commission on Form N-SAR or any
replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance  filings  pursuant  to state  laws  with the  advice  of the  Trust's counsel;  keep and  maintain  the  financial  accounts and records of the Funds, including  calculation of daily expense  accruals;  and generally  assist in all aspects of the Trust's  operations  other than those  performed by HSBC and Lyon
Street  under  the  Investment  Advisory  Agreements,  by the  other  investment advisers  of  the  Trust's  portfolios,  by the  fund  accountant  and  dividend disbursing  agent,  and by  the  Fund's  custodians.  Under  the  Administration
Agreement,   the   Administrator   may   delegate   all  or  any   part  of  its
responsibilities thereunder.

The   Administrator   receives  a  fee  from  each  Fund  for  its  services  as
Administrator  and expenses  assumed pursuant to the  Administration  Agreement, calculated  daily  and  paid  periodically,  equal  to the  lesser  of (a) a fee calculated at the annual rate of 0.20% of each Fund's  average daily net assets, or (b) such  other fee as may from time to time be agreed  upon by the Trust and the Administrator.  The Administrator may voluntarily reduce all or a portion of its fee with  respect to any Fund in order to increase  the net income of one or more of the Funds available for  distribution as dividends.  For the period from
June 3, 1997  (commencement of operations)  through December 31, 1997, the Trust incurred  administration  fees equal to $17,925,  of which $13,549 was waived or reimbursed  by BISYS.  For the fiscal year ended  December 31,  1998,  the Trust incurred  administration fees equal to $132,536,  of which $50,667 was waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

Each Investment Adviser and the Administrator bears all expenses in connection with the performance of its services other than the cost of securities
(including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution
Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

The Bank of New York has been retained, pursuant to a Custodian Agreement, to act as custodian for the Funds. The Bank of New York's address is 90 Washington
Street, New York, New York 10286. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity;
collects and receives all income and other payments and distributions on account of the assets of each Fund; pays all expenses of each Fund; receives and pays out cash for purchases and redemptions of shares of each Fund and pays out cash if requested for dividends on shares of each Fund; calculates the daily value of the assets of the Fixed Income Fund; determines the daily net asset value per share, net investment income and dividend rate for the Fixed Income Fund; and maintains records for the foregoing services. Under the Custodian Agreement, each Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

The Board of Trustees has authorized The Bank of New York in its capacity as custodian of each Fund to enter into Subcustodian Agreements with banks and other entities that qualify under the 1940 Act to act as subcustodians with respect to certain portfolio investments of the Funds.

BISYS Ohio serves as transfer agent and dividend  disbursing agent for the Trust pursuant to an agreement dated as of March 1, 1999. Under this agreement,  BISYS
Ohio performs the following services,  among others:  maintenance of Shareholder records for each of the Trust's Shareholders of record;  processing  Shareholder purchase and redemption orders;  processing transfers and exchanges of Shares on
the   Shareholder   files  and  records;   processing   dividend   payments  and
reinvestments;  and assistance in the mailing of  Shareholder  reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund
Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity;
provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Auditors

The firm of  PricewaterhouseCoopers  LLP, 100 East Broad Street,  Columbus, Ohio
43215, serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.

Legal Counsel

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994.
The Trust's  Declaration  of Trust was filed with the  Secretary of State of the
Commonwealth  of  Massachusetts  on the same date. The  Declaration of Trust, as amended and  restated,  authorizes  the Board of Trustees to issue an  unlimited number of Shares, which are units of beneficial interest, without par value. The
Trust  currently  has nine series of Shares  which  represent  interests in each series of the Trust.  The Trust's  Declaration of Trust  authorizes the Board of
Trustees to divide or redivide any unissued Shares of the Trust into one or more additional  series or classes by setting or changing in any one or more respects
their  respective  preferences,   conversion  or  other  rights,  voting  power,
restrictions,  limitations  as  to  dividends,  qualifications,  and  terms  and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's
Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share  represents  an equal  proportionate  interest in the Fund with other
Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule
18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Shareholder and Trustee Liability

Under  Massachusetts  law, holders of units of interest in a business trust may, under  certain  circumstances,  be held  personally  liable as partners  for the obligations  of the trust.  However,  the Trust's  Declaration of Trust provides that  Shareholders  shall  not be  subject  to any  personal  liability  for the obligations of the Trust. The Declaration of Trust provides for  indemnification out of the trust property of any Shareholder  held  personally  liable solely by reason of his or her being or having  been a  Shareholder.  The  Declaration  of
Trust  also  provides  that  the  Trust  shall,  upon  request,   reimburse  any
Shareholder for all legal and other expenses  reasonably incurred in the defense of any claim made  against  the  Shareholder  for any act or  obligation  of the
Trust, and shall satisfy any judgment  thereon.  Thus, the risk of a Shareholder incurring  financial  loss on account  of  Shareholder  liability  is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business;
nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal
Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated  investment company, a Fund generally will not be subject to U.S.
federal  income tax on its  investment  company  taxable  income and net capital gains (any net long-term  capital  gains in excess of the sum of net  short-term capital losses and capital loss  carryovers  from prior years),  if any, that it
distributes   to   Shareholders.   Each  Fund  intends  to   distribute  to  its
Shareholders,  at least annually,  substantially  all of its investment  company taxable income and any net capital gains.  In addition,  amounts not distributed by a Fund on a timely  basis in  accordance  with a calendar  year  distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a
Fund may be required to  distribute  (or be deemed to have  distributed)  during each  calendar  year,  (i) at least 98% of its ordinary  income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital  gains in excess of its capital  losses for the twelve  month period ending on  October  31 of the  calendar  year  (adjusted  for  certain  ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed  during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.  A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during  October,  November,  or
December  of that year to  Shareholders  of record on a date in such a month and
paid  by  the  Fund  during  January  of  the  following   calendar  year.  Such
distributions  will be taxable to Shareholders  (such as the Separate  Accounts)
for the calendar year in which the distributions  are declared,  rather than the calendar year in which the distributions are actually received.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies.
While each Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of a Fund.

If a Fund invests in shares of a foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate
Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate
Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Kent  Growth and Income  Fund,  HSBC Growth and Income  Fund,  and
Fixed Income Fund are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities.

The standardized seven-day yield for the Cash Management Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the based period return, and then multiplying the base period return by (365/base period). The net change in the account value of the Cash Management Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

The effective yield for the Cash Management Fund is computed by compounding the base period return, as calculated above by adding 1 to the base period, raising the sum to a power equal to 365 divided by base period and subtracting 1 from the result.

The 30-day yield and effective yield for the Cash Management Fund are calculated as described above except that the base period is 30 days rather then seven days.

The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV
(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper
Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's
Index,  The  Bond  Buyer,  The New  York  Times,  Business  Week,  Pensions  and
Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable
Contract Owners.

Each Fund may also compute  aggregate  total return for specified  periods.  The aggregate  total  return is  determined  by dividing the net asset value of this account  at  the  end of the  specified  period  by  the  value  of the  initial investment  and is expressed as a  percentage.  Calculation  of aggregate  total
return  assumes   reinvestment   of  all  income   dividends  and  capital  gain
distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based.
Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual  Trustees are elected by the Shareholders  and, subject to removal by the vote of two-thirds of the Board of Trustees,  serve for a term lasting until the next meeting of  Shareholders  at which Trustees are elected.  Such meetings are not required to be held at any specific  intervals.  Individual Trustees may be removed by vote of the  Shareholders  voting not less than a majority  of the
Shares then  outstanding,  cast in person or by proxy at any meeting  called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated  that an insurance  company  issuing a Variable  Contract that participates  in the  Funds  will  request  voting  instructions  from  variable contract  owners and will vote shares or other voting  interests in the Separate
Account  in  proportion  of the  voting  instructions  received.  The  Trust  is
registered  with  the  Securities  and  Exchange   Commission  as  a  management
investment  company.  Such  registration  does not  involve  supervision  by the
Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                              FINANCIAL STATEMENTS

Since the Funds had not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.





                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

         Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured
-interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier
3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

         Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB
- regarded as having an adequate  capacity to pay interest and repay  principal;
whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D interest or principal payments are in default.





         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's ratings of short-term municipal obligations:

         Moody's ratings for state and municipal short-term  obligations will be
designated   Moody's  Investment  Grade  or  MIG.  Such  ratings  recognize  the differences between short-term credit and long-term risk.  Short-term ratings on
issues  with  demand   features   (variable   rate   demand   obligations)   are
differentiated by the use of the VMIG symbol to reflect such  characteristics as payment  upon  periodic  demand  rather than fixed  maturity  dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows:  MIG 1/VMIG 1 - denotes best  quality,  there is present  strong protection by established cash flows, superior liquidity support or demonstrated broad-based  access to the market for  refinancing;  MIG 2/VMIG 2 - denotes high quality,  margins  of  protection  are  ample  although  not as  large as in the preceding group; MIG 3/VMIG 3 - denotes high quality,  all security elements are accounted  for but there is lacking the  undeniable  strength  of the  preceding grades; MIG 4/VMIG 4 - denotes adequate quality, protection commonly regarded as required of an investment security is present,  but there is specific risk; SQ -
denotes  speculative  quality,  instruments  in this  category  lack  margins of protection.

Description of Moody's commercial paper ratings:

         Excerpts from Moody's  commercial  paper ratings are listed as follows:
Prime - 1 - issuers (or  supporting  institutions)  have a superior  ability for repayment of senior short-term promissory  obligations;  Prime - 2 - issuers (or
supporting   institutions)  have  a  strong  ability  for  repayment  of  senior
short-term  promissory   obligations;   Prime  -  3  -  issuers  (or  supporting
institutions)  have an  acceptable  ability for  repayment of senior  short-term promissory obligations;  Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

         Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.





         Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's rating for municipal notes and short-term municipal demand obligations:

         Rating categories are as follows: SP-1 - has a very strong or strong capacity to pay principal and interest - those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 - has a satisfactory capacity to pay principal and interest; SP-3 - issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

         An  S&P  commercial  paper  rating  is  a  current  assessment  of  the likelihood  of timely  repayment of debt having an original  maturity of no more than 365 days.  Excerpts from S&P's  description of its commercial paper ratings are listed as follows:  A-1 - the degree of safety  regarding  timely payment is
strong  -  those  issues   determined   to  possess   extremely   strong  safety
characteristics  will be denoted with a plus (+)  designation;  A-2 capacity for timely payment is  satisfactory - however,  the relative degree of safety is not as high as for issues  designated  "A-1;" A-3 - has adequate capacity for timely payment -  however,  is more  vulnerable  to the  adverse  effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment;  D - in payment default - the "D" rating category is used when interest payments  or  principal  payments  are not  made on the  date  due,  even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a)      (1)      Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated
                           February 5, 1997(1)
                  (2)      Establishment and Designation of Series effective February 5, 1997(1)
                  (3)      Redesignation of Two Existing Series and Establishment and Designation of Two
                           Additional Series effective August 13, 1997(3)
                  (4)      Establishment and Designation of Series effective February 25, 1999(6)

                  (5)      Establishment and Designation of Series*

         (b)      By-Laws(1)

         (c)      Articles V and VI of the  Registrant's  Amended  and  Restated
                  Declaration of Trust define rights of holders of Shares.

         (d)      (1)      Form of Investment Advisory Agreement between Registrant and Branch Banking and Trust
                           Company(2)
                  (2)      Form of Investment Advisory Agreement between Registrant and AmSouth Bank(4)
                  (3)      Form of Sub-Advisory Agreement between AmSouth Bank and Rockhaven Asset Management,
                           LLC(4)
                  (4)      Form of  Sub-Advisory  Agreement  between AmSouth Bank and
                           OakBrook  Investments,  LLC(6)

                  (5)      Form of Investment Advisory Agreement between Registrant and HSBC Asset Management
                           Americas, Inc.*
                  (6)      Form of Investment Advisory Agreement between Registrant and Lyon Street Asset
                           Management Company*

         (e)      Form of Distribution Agreement between Registrant and BISYS Fund Services(3)

         (f)      Not Applicable

         (g)      (1)      Form of Custodian Agreement between Registrant and Fifth Third Bank(2)
                  (2)      Form of Custodian Agreement between Registrant and AmSouth Bank(4)

                  (3)      Form of Custodian Agreement between Registrant and The Bank of New York*


         (h)      (1)      Form of Management and  Administration  Agreement
                           between  Registrant  and BISYS  Fund  Services  Ohio,
                           Inc.(6)
                  (2)      Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio,
                           Inc.(6)
                  (3)      Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio,
                           Inc.(6)
                  (4)      Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

                  (5)      Form of Fund Participation Agreement with Allstate Insurance Company*

                  (6)      Form of Variable Contract Owner Servicing Agreement(6)

         (i)      Opinion and Consent of Counsel(2)

         (j)      Consent of Independent Auditors

         (k)      Not Applicable

         (l)      Purchase Agreement(2)

         (m)      Not Applicable

         (n)      Financial Data Schedules Pursuant to Rule 483 (filed as Exhibit 27)

         (o)      Not Applicable

         (p)      (1)      Secretary's Certificate Pursuant to Rule 483(b)(2)
                  (2)      Powers of Attorney(2)
                  (3)      Power of Attorney (Gary Tenkman)(5)
                  (4)      Power of Attorney (Nimish Bhatt)(6)
-----------------------
* To be filed by amendment.

1        Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.
2        Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.
3        Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.
4        Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.
5        Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.
6        Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.





Item 24. Persons Controlled by or Under Common Control with Registrant

         Not Applicable

Item 25. Indemnification

         Reference is made to Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit a(1)) which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities
         Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to Registrant's
         Amended and Restated Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business  and  Other  Connections  of  Investment  Advisers  and their
         Officers and Directors

         The business of each of the Investment Advisers is summarized under "Management of the Fund" in the Prospectuses constituting Part A and "Management of the Trust" in the Statements of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

         Information  relating to the business and other  connections  of Branch
         Banking and Trust Company ("BB&T") and each director, officer or partner of BB&T is hereby incorporated by reference to disclosure in
         Item 28 of the registration statement on Form N-1A of BB&T Mutual Funds
         Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Bank, Rockhaven Asset
         Management, LLC, and OakBrook Investments, LLC, and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 28 of the registration statement on Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551).

         Information  relating to the  business  and other  connections  of HSBC
         Asset Management Americas, Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in
         Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds
         Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of Lyon Street Asset Management Company
         ("Lyon Street") and each director, officer or partner of Lyon Street is hereby incorporated by reference to Schedules A and D of Lyon Street
         Asset Management Company's Form ADV (File No. 801-55015) filed on March
         2, 1998, as amended.


Item 27. Principal Underwriter

         (a)        BISYS  Fund  Services  ("BISYS")  acts  as  distributor  for
                    Registrant.  BISYS also  distributes  the  securities of The
                    Victory  Portfolios,  The AmSouth  Mutual Funds,  The Alpine
                    Equity Trust,  The Sessions Group,  The Coventry Group,  The
                    BB&T Mutual Funds Group, The American Performance Funds, The
                    ARCH Funds,  Inc., MMA Praxis Mutual Funds, The Magna Funds,
                    The Meyers  Investment Trust, The Pacific Capital Funds, The
                    Riverfront   Funds,   Inc.,  The  Summit  Investment  Trust,
                    Governor Funds,  Gradison  Custodian Trust,  Gradison Growth
                    Trust,     Gradison-McDonald     Cash    Reserves     Trust,
                    Gradison-McDonald  Municipal  Custodians  Trust,  The  Fifth
                    Third Funds,  INTRUST Funds Trust,  The Kent Funds, The HSBC
                    Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual
                    Funds, Inc.,  Pegasus Funds, The Parkstone  Advantage Funds,
                    The Republic  Funds Trust and Republic  Advisor Funds Trust,
                    ESC  Strategic  Funds,   Inc.,  The  Eureka  Funds,   Hirtle
                    Callaghan Trust,  M.S.D. & T. Funds, Puget Sound Alternative
                    Investment Series Trust, The Sefton Funds Trust, The Victory
                    Variable  Insurance  Funds,  and Vintage Mutual Fund,  Inc.,
                    each of which is a management investment company.

         (b)        Partners of BISYS Fund Services are as follows:

                                             Positions and                      Positions and
Name and Principal                           Offices with                       Offices with
Business Address                             BISYS Fund Services                Registrant
------------------                           -------------------                ------------------
BISYS Group, Inc.                            Sole Shareholder                   None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.                   Sole General Partner                None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary Corporation                   Sole Limited Partner                None
3435 Stelzer Road
Columbus, Ohio 43219-3035

         (c)        Not Applicable

Item 28. Location of Accounts and Records

         The accounts,  books, and other documents  required to be maintained by
         Registrant  pursuant to Section 31(a) of the Investment  Company Act of
         1940 and rules promulgated thereunder are in the possession of: Banking and Trust Company,  434 Fayetteville  Street Mall,  Raleigh,  NC 27601;
         AmSouth  Bank,  1901 Sixth Avenue  North,  Birmingham,  Alabama  35203;
         Rockhaven  Asset  Management,   LLC,  100  First  Avenue,  Suite  1050,
         Pittsburgh, PA 15222; OakBrook Investments,  LLC, 701 Warrenville Road,
         Suite 135, Lisle, IL 60532; HSBC Asset Management  Americas,  Inc., 140
         Broadway, New York, NY 10005; and Lyon Street Asset Management Company,
         111 Lyon Street,  N.W.,  Grand Rapids,  MI 49503  (records  relating to their functions as advisers for Registrant);  BISYS Fund Services, 3435
         Stelzer  Road,  Columbus,  Ohio  43219-3035  (records  relating  to its functions as  distributor);  and BISYS Fund Services Ohio,  Inc.,  3435
         Stelzer  Road,  Columbus,  Ohio  43219-3035  (records  relating  to its functions as administrator, transfer agent, and fund accountant).

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

         (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of
                    Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 16th day of July, 1999.

                                    VARIABLE INSURANCE FUNDS




                                    By: _______*__________
                                          Walter Grimm
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

Signatures                          Title                          Date
-----------                         -------                        ----

______*_________                  President, Chairman            July 16, 1999
Walter Grimm                      of the Board, and Trustee


______*_________                  Principal Financial and        July 16, 1999
Nimish Bhatt                      Accounting Officer
                                  and Comptroller


______*_________                  Trustee                        July 16, 1999
Michael Van Buskirk


______*__________                 Trustee                        July 16, 1999
James Woodward

* By: /s/ Keith T. Robinson
          -----------------
          Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) (since redesignated as Exhibit p(2)) to Pre-Effective Amendment No. 2 and Exhibit p(4) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.

                   VARIABLE INSURANCE FUNDS INDEX TO EXHIBITS
                    FILED WITH POST-EFFECTIVE AMENDMENT NO. 7


Exhibit Designation              Exhibit Description

(j) (filed as EX-99.B11(j))      Consent of PricewaterhouseCoopers LLP

(n) (filed as EX-27)             Financial Data Schedules Pursuant to Rule 483